INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Components of Income Taxes

A. Taxes on income included in the statements of income:

	US dollars
	Year ended December 31,
(in thousands)	2020	2019	2018
Income taxes (tax benefit):
Current taxes:
In Israel	5,841	6,155	6,622
Outside Israel	4,341	7,674	8,325
	10,182	13,829	14,947
Deferred taxes:
In Israel	(553)	299	781
Outside Israel	(1,605)	(2,545)	1,565
	(2,158)	(2,246)	2,346
Taxes in respect of prior years:
In Israel	2,751	439	(20)
Outside Israel	81	212	-
	2,832	651	(20)
	10,856	12,234	17,273

F - 40

ITURAN LOCATION AND CONTROL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (cont.)

NOTE 17 -      INCOME TAX (cont.)

A. Taxes on income included in the statements of income (cont.):

(*) During November 2020, the Company has received from the Israeli tax authority ("ITA") tax assessments for the years 2016-2018 amounting to approximately NIS 13 million (approximately US$ 4 million). An amount of approximately NIS 6 million (approximately US$ 2 million) due to the timing differences (out of this amount, approximately NIS 2 million were claim in the tax assessment for the year ended December 31, 2019) related to the deduction of certain expenses for tax purposes, which was agreed to be deducted in the coming years. Accordingly, the Company recorded an amount of NIS 9 million (approximately US$ 3 million) as tax expense related to prior periods and a deferred tax benefit in a similar amount. In addition, the Company was required to pay the ITA an amount of NIS 2 million (approximately US$ 0.5 million) as interest expense. Such amount was recognized as part of financing income, net.

Schedule of Income Tax Reconciliation

J. The following is reconciliation between the theoretical tax on pretax income, at the applicable Israeli tax rate, and the tax expense reported in the financial statements:

	US dollars
	Year ended December 31,
(in thousands)	2020	2019	2018
Pretax income	29,039	23,204	76,233
Statutory tax rate	23%	23%	23%
Tax computed at the ordinary tax rate	6,679	5,337	17,534
Nondeductible expenses (income)	2,220	3,117	(2,785)
Losses in respect of which no deferred taxes were generated (including changes in valuation allowance)	(47)	-	(236)
Deductible financial expenses recorded to other comprehensive income	470	297	(177)
Tax adjustment in respect of different tax rates	753	3,045	2,384
Taxes in respect of withholding at the source from royalties and dividends	-	725	31
Adjustment in respect of tax rate deriving from “approved enterprises”	(1,583)	(128)	(100)
Tax related to previous years	2,832	651	(20)
Others	(468)	(810)	642
	10,856	12,234	17,273

Summary of Deferred Taxes

Composition:

	US dollars
	December 31,
(in thousands)	2020	2019
Deferred taxes
Provision for vacation, recreation and bad debt	1,894	1,180
Provision for other employee related obligations	1,400	1,193
Provision for deferred revenues/expenses and other obligations	4,292	4,631
Carry forward tax losses	551	-
Other temporary differences, net	1,279	514
	9,416	7,518

	US dollars
	December 31,
(in thousands)	2020	2019

Deferred income taxes included in long-term investments and other assets	11,910	10,385
Deferred income taxes included in long-term liabilities	(2,494)	(2,867)
	9,416	7,518

Schedule of Income Before Income Taxes

K. Income before income taxes is composed as follows:

	US dollars
	Year ended December 31,
(in thousands)	2020	2019	2018
The Company and its Israeli subsidiaries	38,469	27,045	46,138
Non-Israeli subsidiaries	(9,430)	(3,841)	30,095
	29,039	23,204	76,233